Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2012
Prospectus Date	rr_ProspectusDate	Jun. 15, 2012
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Investor Fund
(the "Fund")

Supplement dated June 15, 2012 to the Fund's
prospectuses dated January 1, 2012, as supplemented

Effective August 17, 2012, the Fund's name, investment objective, principal investment strategies and principal risks will change and the Fund will adopt a new primary benchmark. Accordingly, effective on such date, the prospectuses of the Fund are modified as described below:

Fund Name Change

All references to Columbia Strategic Investor Fund are replaced with Columbia Global Dividend Opportunity Fund.

(Columbia Strategic Investor Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary Supplement [Text Block]	columbia_SupplementTextBlock_05	Investment Objective The section of each prospectus for the Fund entitled "Investment Objective" is deleted in its entirety and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Strategy Narrative Supplement [Text Block]	columbia_SupplementTextBlock_06	Principal Investment Strategies The section of each prospectus for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in income-producing (dividend-paying) equity securities of U.S. and foreign companies. Equity securities include, for example, common stock, preferred stock, convertible securities and shares of real estate investment trusts (REITs). The Fund invests principally in securities of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size.

Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Investment Manager combines fundamental analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

  a security's current yield and the company's dividend growth capability (management's ability to increase the dividend if it chooses to do so), including its dividend history, dividend payout ratio, and free cash flow sustainability.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk Narrative Supplement [Text Block]	columbia_SupplementTextBlock_01	Principal Risks The section of each prospectus for the Fund entitled "Principal Risks" is revised by removing Convertible Securities Risk and Special Situations Risk and adding the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Changing Distribution Level Risk - The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

  Depositary Receipts Risks – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

  Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invests more broadly.

Performance Table Narrative Supplement [Text Block]	columbia_SupplementTextBlock_02

Performance Information

  The paragraph under the section of each prospectus for the Fund entitled "Performance Information – Average Annual Total Return as of December 31, 2010" is modified by adding the following disclosure:

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of its primary benchmark, the MSCI All Country World Index, which tracks the equity market performance of developed and emerging markets. The Fund changed its benchmark effective August 17, 2012 because the new benchmark is more consistent with the changes in the Fund's principal investment strategies that became effective on such date.

Performance Table Narrative Supplement - Text Block	columbia_SupplementTextBlock_03	The table under the section entitled "Performance Information – Average Annual Total Return as of December 31, 2010" is modified by adding the following line:
(Columbia Strategic Investor Fund) | MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%